Condensed Financial Information - Parent Company Only - Condensed Statements of Profit or Loss and Other Comprehensive Income (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about consolidated structured entities [line items]
REVENUE	₸ 4,046,074	₸ 2,532,156	₸ 1,913,490
Net (losses) gains on foreign exchange operations	2,746	(11,983)	10,892
Fees and commission income	1,654,238	1,329,350	1,027,545
Other (losses)/ gains	18,250	11,229	23,200
COSTS AND OPERATING EXPENSES	(2,714,156)	(1,249,867)	(891,486)
General & administrative expenses	(78,252)	(32,899)	(29,468)
Interest expenses	(825,849)	(616,116)	(478,010)
Provision expenses	(161,651)	(113,957)	(79,634)
NET INCOME BEFORE TAX	1,331,918	1,282,289	1,022,004
Income tax	(264,211)	(225,455)	(173,234)
NET INCOME	1,067,707	1,056,834	848,770
Other comprehensive income	(72,507)	31,640	19,121
Total Comprehensive Income	995,200	1,088,474	867,891
Parent
Disclosure of information about consolidated structured entities [line items]
REVENUE	775,668	776,807	602,138
Dividend income from banking subsidiaries	223,535	285,206	283,352
Dividend income from other subsidiaries	518,500	467,500	296,700
Interest income	23,151	22,707	22,324
Marketing income	20,889
Net (losses) gains on foreign exchange operations	(10,454)	1,394	(238)
Fees and commission income	47
COSTS AND OPERATING EXPENSES	(36,826)	(20,826)	(24,544)
General & administrative expenses	(20,242)	(20,810)	(24,528)
Interest expenses	(16,534)
Fee and commission expense	(32)	(16)	(16)
Provision expenses	(18)
NET INCOME BEFORE TAX	738,842	755,981	577,594
Income tax	(2,966)	(4,058)	(3,705)
NET INCOME	735,876	751,923	573,889
Other comprehensive income	34
Total Comprehensive Income	₸ 735,910	₸ 751,923	₸ 573,889